CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss for the year	$ (5,631)	$ (15,887)	$ (37,509)
Adjustments required to reflect the cash flow from operating activities (see Appendix A)	48,533	24,685	9,962
Net cash provided by (used in) operating activities	42,902	8,798	(27,547)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capitalized development costs	(21,893)	(15,948)	(13,706)
Acquisition of property and equipment	(3,081)	(611)	(1,518)
Loans granted to related company	(559)	(1,432)	0
Increase in bank deposits	(7,952)	(2,154)	(480)
Payments for acquisitions of subsidiaries, net of cash acquired	(14,934)	(18,329)	440
Payment of deferred consideration with respect to business combinations	(555)	0	(4,500)
Interest received	3,108	1,683	76
Investments in financial assets	(283)	(195)	(6,856)
Proceeds from sub-lessee	243	155	0
Net cash used in investing activities	(45,906)	(36,831)	(26,544)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares	62,686	0	0
Interest paid	(4,549)	(2,651)	(504)
Changes in short-term bank credit and short term loan	(23,315)	39,135	5,874
Transactions with non-controlling interests	0	0	(186)
Receipt of long-term bank loans	22,835	0	0
Repayment of long-term bank loans	(3,177)	(998)	(2,282)
Receipt of long-term loans from others	0	0	6,908
Repayment of long-term loans from others	(3,837)	(3,626)	(2,577)
Repayment of other long-term liabilities	(1,100)	(304)	(328)
Employee options exercised	3,956	2,177	1,152
Principal lease payments	(2,655)	(2,182)	(1,851)
Net cash provided by financing activities	50,844	31,551	6,206
Increase (Decrease) in cash and cash equivalents	47,840	3,518	(47,885)
Balance of cash and cash equivalents at beginning of year	38,386	33,880	87,332
Gains (losses) from exchange differences on cash and cash equivalents	(2,688)	906	(6,189)
Gains (losses) from translation of cash and cash equivalents of foreign activity	(408)	82	622
Balance of cash and cash equivalents at end of year	83,130	38,386	33,880
Adjustments in respect of:
Depreciation and amortization	21,370	12,505	9,028
Post-employment benefit obligations, net	(17)	25	(107)
Deferred taxes	(1,358)	(294)	(181)
Finance expenses, net	6,570	750	4,544
Expenses in respect of long-term employee benefits	634	237	245
Share of loss of equity method investee	1,270	1,555	1,794
Long-term deferred income	2,355	(85)	(104)
Expenses in respect of share-based payment	7,187	6,027	8,747
Total adjustments	38,011	20,720	23,966
Changes in operating asset and liability items:
Increase in restricted cash transferable to customers for processing activity	(10,441)	(15,739)	(10,424)
Increase in receivables from processing activity	(1,810)	(17,880)	(10,986)
Increase in trade receivables	(10,683)	(12,487)	(8,272)
Increase in other current assets	(892)	(1,073)	(936)
Decrease (increase) in inventory	2,069	3,239	(12,592)
Increase in payables in respect of processing activity	26,435	41,187	20,510
Increase in trade payables	3,361	1,189	4,519
Increase in other payables	2,483	5,529	4,177
Total changes in operating asset and liability items	10,522	3,965	(14,004)
Total adjustments required to reflect the cash flow from operating activities	48,533	24,685	9,962
Appendix B – Information regarding investing and financing activities not involving cash flows:
Purchase of property and equipment on credit	152	97	215
Recognition of right-of-use assets through lease liabilities	1,653	338	2,048
Recognition of Sub lease asset	0	455	0
Share based payments costs attributed to development activities, capitalized as intangible assets	$ 718	$ 825	$ 909